Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(6,587,002)
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of grant	2011
Beginning Balance, Number of Shares		7,500
Awards granted, Number of Shares	172,500
Exercised		(7,500)
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year of grant	2012
Beginning Balance, Number of Shares	20,000	50,000
Awards granted, Number of Shares	180,000
Exercised	(5,000)	(30,000)
Expired / Cancelled	(15,000)
Ending Balance, Number of Shares		20,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	14,201,889
Awards granted, Number of Shares	6,531,345
Awards forfeited/waived, Number of Shares	(164,116)
Awards cancelled on failed vesting conditions, Number of Shares	(980,746)
Awards vested, Number of Shares	(6,606,203)
Ending Balance, Number of Shares	12,982,169	14,201,889
Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	2,356,399
Awards forfeited/waived, Number of Shares	(10,988)
Awards vested, Number of Shares	(2,345,411)
Ending Balance, Number of Shares		2,356,399
Employees [Member] | 2020 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	10,667
Awards vested, Number of Shares	(5,333)
Ending Balance, Number of Shares	5,334	10,667
Employees [Member] | Employee Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	5,325,666
Awards forfeited/waived, Number of Shares	(52,350)
Awards vested, Number of Shares	(2,492,520)
Ending Balance, Number of Shares	2,780,796	5,325,666
Employees [Member] | 2019 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	11,652
Awards vested, Number of Shares	(11,652)
Ending Balance, Number of Shares		11,652
Employees [Member] | Employee Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	6,497,505
Awards forfeited/waived, Number of Shares	(65,958)
Awards cancelled on failed vesting conditions, Number of Shares	(980,746)
Awards vested, Number of Shares	(1,751,287)
Ending Balance, Number of Shares	3,699,514	6,497,505
Employees [Member] | Employee Plan 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	6,531,345
Awards forfeited/waived, Number of Shares	(34,820)
Ending Balance, Number of Shares	6,496,525